Loans and Allowance for Credit Losses, Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans [Abstract]
Total loans	$ 1,196,018	$ 1,061,825
Less: Allowance for credit losses	(11,519)	(10,088)	$ (8,767)
Net loans	1,184,499	1,051,737
Deferred loan origination fees, net	357	363
Unamortized loan purchase (discount) premiums, net	(833)	398
Residential Real Estate [Member]
Loans [Abstract]
Total loans	417,920	373,534
Less: Allowance for credit losses	(2,793)	(2,684)	(2,213)
Commercial Real Estate [Member]
Loans [Abstract]
Less: Allowance for credit losses	(5,331)	(3,653)	(3,047)
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans [Abstract]
Total loans	114,724	86,471
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Loans [Abstract]
Total loans	269,285	206,847
Commercial Real Estate [Member] | Construction [Member]
Loans [Abstract]
Total loans	86,028	79,669
Commercial and Industrial [Member]
Loans [Abstract]
Total loans	167,099	158,440
Less: Allowance for credit losses	(1,738)	(1,536)	(1,275)
Consumer [Member]
Loans [Abstract]
Less: Allowance for credit losses	(1,657)	(2,215)	$ (2,232)
Consumer [Member] | Automobile [Member]
Loans [Abstract]
Total loans	37,277	50,246
Consumer [Member] | Home Equity [Member]
Loans [Abstract]
Total loans	50,605	42,473
Consumer [Member] | Other [Member]
Loans [Abstract]
Total loans	$ 53,080	$ 64,145